Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS 58.8%
CONSUMER DISCRETIONARY 2.7%
	DISTRIBUTION & WHOLESALE 0.9%
34,800	Pool Corp.	$15,961,368

	RETAIL 1.8%
51,100	Dollar General Corp.	11,057,529
8,400	Domino's Pizza, Inc.	3,918,516
234,394	TJX Companies, Inc. (The)	15,802,844
		30,778,889
		46,740,257

CONSUMER STAPLES 0.9%
	HOUSEHOLD PRODUCTS 0.4%
77,200	Church & Dwight Co., Inc.	6,578,984
	RETAIL 0.5%
25,000	Costco Wholesale Corp.	9,891,750
		16,470,734

FINANCIALS 7.8%
	COMMERCIAL SERVICES 1.9%
83,400	S&P Global, Inc.	34,231,530

	DIVERSIFIED FINANCIAL SERVICES 2.0%
289,913	Intercontinental Exchange, Inc.	34,412,673

	INSURANCE 3.9%
4,900	Alleghany Corp.(1)	3,268,643
70,100	American Financial Group, Inc.	8,742,872
83,700	Aon PLC Class A	19,984,212
234,400	Arch Capital Group, Ltd.(1)	9,127,536
205,130	Berkley (W.R.) Corp.	15,267,826
76,200	Progressive Corp. (The)	7,483,602
43,100	RLI Corp.	4,507,829
		68,382,520
		137,026,723
HEALTHCARE 9.3%
	BIOTECHNOLOGY 0.5%
13,600	Bio-Rad Laboratories, Inc. Class A(1)	8,762,344

	ELECTRONICS 0.4%
5,300	Mettler-Toledo International, Inc.(1)	7,342,302

	HEALTHCARE PRODUCTS 5.9%
4,900	Cooper Cos., Inc. (The)	1,941,723
136,737	Danaher Corp.	36,694,741
36,800	IDEXX Laboratories, Inc.(1)	23,241,040
29,400	Teleflex, Inc.	11,812,626
60,000	Thermo Fisher Scientific, Inc.	30,268,200
		103,958,330

	HEALTHCARE SERVICES 2.5%
17,000	Charles River Laboratories International, Inc.(1)	6,288,640
33,700	Chemed Corp.	15,990,650
66,900	IQVIA Holdings, Inc.(1)	16,211,208
13,800	UnitedHealth Group, Inc.	5,526,072
		44,016,570
		164,079,546

INDUSTRIALS 13.8%
	AEROSPACE & DEFENSE 3.2%
75,100	Teledyne Technologies, Inc.(1)	31,454,133
38,400	TransDigm Group, Inc.(1)	24,855,936
		56,310,069

	BUILDING MATERIALS 0.2%
9,500	Lennox International, Inc.	3,332,600

	COMMERCIAL SERVICES 4.3%
82,900	Cintas Corp.	31,667,800
103,000	CoStar Group, Inc.(1)	8,530,460
57,503	IHS Markit, Ltd.	6,478,288
259,874	Rollins, Inc.	8,887,691
111,600	Verisk Analytics, Inc.	19,498,752
		75,062,991

	DISTRIBUTION & WHOLESALE 0.4%
56,500	Copart, Inc.(1)	7,448,395

	ENGINEERING & CONSTRUCTION 0.2%
33,000	Exponent, Inc.	2,943,930

	ENVIRONMENTAL CONTROL 2.5%
271,627	Republic Services, Inc.	29,881,686
114,125	Waste Connections, Inc.	13,629,949
		43,511,635

	SOFTWARE 1.6%
59,100	Roper Technologies, Inc.	27,788,820

	TRANSPORTATION 1.4%
116,300	Union Pacific Corp.	25,577,859
		241,976,299

INFORMATION TECHNOLOGY 20.3%
	COMMERCIAL SERVICES 0.7%
18,700	Gartner, Inc.(1)	4,529,140
45,887	Global Payments, Inc.	8,605,648
		13,134,788

June 30, 2021

Shares		Value
COMMON STOCKS 58.8% (continued)
INFORMATION TECHNOLOGY 20.3% (continued)
	COMPUTERS 2.9%
72,751	Accenture PLC Class A	$21,446,267
155,100	CGI, Inc.(1)	14,052,060
29,000	EPAM Systems, Inc.(1)	14,817,840
		50,316,167
	DIVERSIFIED FINANCIAL SERVICES 1.7%
80,000	MasterCard, Inc. Class A	29,207,200
	SEMICONDUCTORS 0.4%
21,565	Monolithic Power Systems, Inc.	8,053,449
	SOFTWARE 14.2%
59,900	Adobe, Inc.(1)	35,079,836
24,700	ANSYS, Inc.(1)	8,572,382
147,600	Cadence Design Systems, Inc.(1)	20,194,632
51,600	Fair Isaac Corp.(1)	25,938,288
106,787	Fidelity National Information Services, Inc.	15,128,514
177,000	Fiserv, Inc.(1)	18,919,530
72,810	Intuit, Inc.	35,689,278
13,400	Paycom Software, Inc.(1)	4,870,498
81,000	Salesforce.com, Inc.(1)	19,785,870
45,925	ServiceNow, Inc.(1)	25,238,084
59,800	Synopsys, Inc.(1)	16,492,242
52,737	Tyler Technologies, Inc.(1)	23,856,637
		249,765,791

	TELECOMMUNICATIONS 0.4%
34,100	Motorola Solutions, Inc.	7,394,585
		357,871,980

MATERIALS 1.2%
	CHEMICALS 0.9%
81,000	Ecolab, Inc.	16,683,570

	PACKAGING & CONTAINERS 0.3%
31,800	AptarGroup, Inc.	4,478,712
		21,162,282

REAL ESTATE 1.7%
	REITS 1.7%
21,600	Equinix, Inc. REIT	17,336,160
174,700	Equity Lifestyle Properties, Inc. REIT	12,981,957
		30,318,117
UTILITIES 1.1%
	ELECTRIC 1.1%
253,776	NextEra Energy, Inc.	18,596,705

TOTAL COMMON STOCKS (Cost $650,387,927)		1,034,242,643

Principal Amount		Value
ASSET-BACKED SECURITIES 1.6%
$77,035	Ally Auto Receivables Trust, Series 2018-3, Class A3, 3.00%, 1/17/23	$77,297
52,472	Ally Auto Receivables Trust, Series 2018-2, Class A3, 2.92%, 11/15/22	52,583
2,400,000	Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 9/15/24	2,456,644
1,750,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19%, 7/15/31(2)	1,888,419
45,660	Ford Credit Auto Owner Trust, Series 2018-A, Class A3, 3.03%, 11/15/22	45,794
1,000,000	Ford Credit Auto Owner Trust, Series 2020-2, Class A, 1.06%, 4/15/33(2)	999,318
1,500,000	Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47%, 1/15/30(2)	1,592,432
1,220,000	Ford Credit Floorplan Master Owner Trust, Series 2019-2, Class A, 3.06%, 4/15/26	1,301,546
323,952	GM Financial Consumer Automobile Receivables Trust, Series 2019-4, Class A3, 1.75%, 7/16/24	327,054
403,703	GM Financial Consumer Automobile Receivables Trust, Series 2017-3A, Class A4, 2.13%, 3/16/23(2)	404,044
1,500,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A4, 1.90%, 3/17/25	1,540,667
700,000	Honda Auto Receivables Owner Trust, Series 2018-3, Class A4, 3.07%, 11/21/24	709,537
882,978	Honda Auto Receivables Owner Trust, Series 2018-1I, Class A4, 2.78%, 5/15/24	883,857
655,000	Honda Auto Receivables Owner Trust, Series 2020-2, Class A3, 0.82%, 7/15/24	659,202
709,000	Honda Auto Receivables Owner Trust, Series 2019-2, Class A4, 2.54%, 3/21/25	729,093
1,000,000	Honda Auto Receivables Owner Trust, Series 2019-4, Class A4, 1.87%, 1/20/26	1,025,544
305,000	Honda Auto Receivables Owner Trust, Series 2018-2, Class A4, 3.16%, 8/19/24	307,462
1,300,000	Honda Auto Receivables Owner Trust, Series 2020-3, Class A4, 0.46%, 4/19/27	1,296,626
282,723	Hyundai Auto Lease Securitization Trust, Series 2019-A, Class A4, 3.05%, 12/15/22(2)	283,268
16,857	Mercedes-Benz Auto Lease Trust, Series 2020-A, Class A2, 1.82%, 3/15/22	16,869
406,242	Nissan Auto Receivables Owner Trust, Series 2019-A, Class A3, 2.90%, 10/16/23	411,692

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
ASSET-BACKED SECURITIES 1.6% (continued)
$1,000,000	Toyota Auto Loan Extended Note Trust, Series 2019-1A, Class A, 2.56%, 11/25/31(2)	$1,054,600
3,250,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 5/25/33(2)	3,305,170
1,080,146	Toyota Auto Receivables Owner Trust, Series 2019-A, Class A3, 2.91%, 7/17/23	1,094,359
1,342,563	Toyota Auto Receivables Owner Trust, Series 2018-A, Class A4, 2.52%, 5/15/23	1,352,586
771,051	Toyota Auto Receivables Owner Trust, Series 2018-D, Class A3, 3.18%, 3/15/23	778,951
914,633	Toyota Auto Receivables Owner Trust, Series 2017-D, Class A4, 2.12%, 2/15/23	918,801
1,700,000	Verizon Owner Trust, Series 2019-B, Class A1A, 2.33%, 12/20/23	1,718,684
1,190,000	World Omni Auto Receivables Trust, Series 2018-B, Class A4, 3.03%, 6/17/24	1,215,404
44,524	World Omni Auto Receivables Trust, Series 2018-B, Class A3, 2.87%, 7/17/23	44,862
79,311	World Omni Auto Receivables Trust, Series 2018-A, Class A3, 2.50%, 4/17/23	79,767
600,000	World Omni Automobile Lease Securitization Trust, Series 2019-B, Class A3, 2.03%, 11/15/22	605,150

TOTAL ASSET-BACKED SECURITIES (Cost $29,446,346)		29,177,282

COMMERCIAL MORTGAGE-BACKED SECURITIES 4.4%
570,000	BANK, Series 2017-BNK8, Class ASB, 3.31%, 11/15/50	618,103
250,000	BANK, Series 2017-BNK8, Class A4, 3.49%, 11/15/50	277,099
1,640,000	BANK, Series 2019-BN16, Class A4, 4.01%, 2/15/52	1,880,292
950,000	BANK, Series 2019-BN17, Class A4, 3.71%, 4/15/52	1,070,588
1,000,000	BANK, Series 2020-BN30, Class A3, 1.65%, 12/15/53	979,587
500,000	BANK, Series 2021-BN32, Class A2, 1.99%, 4/15/54	514,211
500,000	BANK, Series 2019-BN24, Class A3, 2.96%, 11/15/62	538,745
850,000	BANK, Series 2021-BN34, Class A4, 2.16%, 6/15/63	861,253
700,000	BANK, Series 2021-BN33, Class A3, 2.02%, 5/15/64	708,645
\ 292,621	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class AAB, 3.37%, 10/10/47	305,450
100,000	COMM Mortgage Trust, Series 2013-CR6, Class A4, 3.10%, 3/10/46	102,594
150,000	COMM Mortgage Trust, Series 2014-UBS2, Class AM, 4.20%, 3/10/47	160,687
1,000,000	FHLMC, Series K056, Class A2, 2.53%, 5/25/26	1,067,043
500,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K035, Class A2, 3.46%, 8/25/23(3)	529,156
600,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K036, Class A2, 3.53%, 10/25/23(3)	638,331
1,800,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K037, Class A2, 3.49%, 1/25/24	1,921,858
450,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K728, Class A2, 3.06%, 8/25/24(3)	479,034
1,580,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K040, Class A2, 3.24%, 9/25/24	1,700,000
500,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K041, Class A2, 3.17%, 10/25/24	538,151
850,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K731, Class A2, 3.60%, 2/25/25(3)	919,788
955,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K049, Class A2, 3.01%, 7/25/25	1,031,160
1,450,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K733, Class A2, 3.75%, 8/25/25	1,596,067
950,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K052, Class A2, 3.15%, 11/25/25	1,035,639
1,000,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class A2, 2.75%, 1/25/26	1,075,684
1,240,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2, 2.67%, 3/25/26	1,329,751
647,020	FHLMC Multifamily Structured Pass-Through Certificates, Series K058, Class A1, 2.34%, 7/25/26	678,153
1,670,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K058, Class A2, 2.65%, 8/25/26	1,795,896
875,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K061, Class A2, 3.35%, 11/25/26(3)	972,446

June 30, 2021

Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES 4.4% (continued)
$683,126	FHLMC Multifamily Structured Pass-Through Certificates, Series K066, Class A1, 2.80%, 12/25/26	$729,215
1,537,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K062, Class A2, 3.41%, 12/25/26	1,714,801
1,950,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K063, Class A2, 3.43%, 1/25/27(3)	2,176,852
1,580,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class A2, 3.22%, 3/25/27	1,750,451
1,750,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K065, Class A2, 3.24%, 4/25/27	1,942,745
2,625,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K067, Class A2, 3.19%, 7/25/27	2,914,686
750,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K068, Class A2, 3.24%, 8/25/27	835,509
870,438	FHLMC Multifamily Structured Pass-Through Certificates, Series K072, Class A1, 3.25%, 11/25/27	937,567
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K071, Class A2, 3.29%, 11/25/27	279,573
696,034	FHLMC Multifamily Structured Pass-Through Certificates, Series K072, Class A2, 3.44%, 12/25/27	784,990
1,850,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K073, Class A2, 3.35%, 1/25/28	2,079,626
750,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K074, Class A2, 3.60%, 1/25/28	855,294
2,965,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K075, Class A2, 3.65%, 2/25/28(3)	3,391,510
876,850	FHLMC Multifamily Structured Pass-Through Certificates, Series K079, Class A1, 3.73%, 2/25/28	974,455
1,000,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K076, Class A2, 3.90%, 4/25/28	1,159,737
3,000,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K077, Class A2, 3.85%, 5/25/28(3)	3,473,692
1,818,565	FHLMC Multifamily Structured Pass-Through Certificates, Series K089, Class A1, 3.34%, 10/25/28	2,000,667
3,000,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K087, Class A2, 3.77%, 12/25/28	3,478,900
1,400,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K089, Class A2, 3.56%, 1/25/29	1,610,878
925,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K092, Class A2, 3.30%, 4/25/29	1,046,141
2,924,922	FHLMC Multifamily Structured Pass-Through Certificates, Series K102, Class A1, 2.18%, 5/25/29	3,099,559
1,944,497	FHLMC Multifamily Structured Pass-Through Certificates, Series K101, Class A1, 2.19%, 7/25/29	2,058,425
1,000,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K102, Class A2, 2.54%, 10/25/29	1,081,205
550,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K103, Class A2, 2.65%, 11/25/29	600,178
750,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K084, Class A2, 3.78%, 11/25/51(3)	864,832
250,000	FREMF Mortgage Trust, Series 2013-K24, Class B, 3.63%, 11/25/45(2)(3)	258,476
250,000	FREMF Mortgage Trust, Series 2014-K717, Class B, 3.71%, 11/25/47(2)(3)	250,585
231,257	FREMF Mortgage Trust, Series 2015-K43, Class B, 3.86%, 2/25/48(2)(3)	250,766
150,000	GNMA, Series 2013-12, Class B, 2.05%, 11/16/52(3)	152,325
31,588	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45	31,798
500,000	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class A5, 3.58%, 3/15/49	547,717
550,418	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A3, 3.21%, 10/15/48	578,226
835,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A5, 3.53%, 10/15/48	907,555
355,000	Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A4, 3.05%, 11/15/49	383,054
600,000	Morgan Stanley Capital I Trust, Series 2019-H6, Class A4, 3.42%, 6/15/52	662,560
750,000	Morgan Stanley Capital I Trust, Series 2019-L3, Class ASB, 3.07%, 11/15/52	818,285
1,550,000	Morgan Stanley Capital I Trust, Series 2019-L3, Class A4, 3.13%, 11/15/52	1,683,413
390,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 3/10/46	402,003
35,746	UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3, 3.60%, 1/10/45	35,855
41,067	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A2, 2.63%, 5/15/48	41,057
300,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54%, 5/15/48	326,267

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES 4.4% (continued)
$150,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.10%, 6/15/49	$157,801
445,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.82%, 8/15/50	479,116
55,530	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A1, 2.11%, 10/15/50	55,781
650,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class ASB, 3.64%, 5/15/52	721,158
370,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A5, 3.77%, 7/15/58(3)	405,665
223,867	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.67%, 11/15/44	224,278
43,219	WFRBS Commercial Mortgage Trust, Series 2012-C6, Class A4, 3.44%, 4/15/45	43,326
300,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A3, 2.88%, 12/15/45	307,724
355,111	WFRBS Commercial Mortgage Trust, Series 2014-C23, Class A4, 3.65%, 10/15/57	383,752

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $76,493,852)		77,275,442

CORPORATE BONDS & NOTES 10.9%
	BASIC MATERIALS 0.5%
742,000	Air Products and Chemicals, Inc., Senior Unsecured Notes, 2.05%, 5/15/30	757,154
750,000	Celanese U.S. Holdings LLC, Guaranteed Notes, 4.63%, 11/15/22	789,916
800,000	Ecolab, Inc., Senior Unsecured Notes, 1.30%, 1/30/31	754,850
750,000	FMC Corp., Senior Unsecured Notes, 3.45%, 10/1/29	816,136
354,000	LYB International Finance B.V., Guaranteed Notes, 4.00%, 7/15/23	378,241
625,000	LYB International Finance II B.V., Guaranteed Notes, 3.50%, 3/2/27	682,658
150,000	NOVA Chemicals Corp., Senior Unsecured Notes, 5.25%, 6/1/27(2)	161,670
400,000	Nutrien, Ltd., Senior Unsecured Notes, 1.90%, 5/13/23	409,703
650,000	Nutrien, Ltd., Senior Unsecured Notes, 4.20%, 4/1/29	748,247
770,000	Rio Tinto Finance USA PLC, Guaranteed Notes, 4.13%, 8/21/42	941,453
900,000	Steel Dynamics, Inc., Senior Unsecured Notes, 3.25%, 1/15/31	966,716
835,000	Teck Resources, Ltd., Senior Unsecured Notes, 6.13%, 10/1/35	1,076,472

		8,483,216

	COMMUNICATIONS 0.7%
800,000	Alibaba Group Holding, Ltd., Senior Unsecured Notes, 3.60%, 11/28/24	870,470
550,000	Amazon.com, Inc., Senior Unsecured Notes, 4.80%, 12/5/34	710,341
250,000	Amazon.com, Inc., Senior Unsecured Notes, 2.50%, 6/3/50	236,434
655,000	AT&T, Inc., Senior Unsecured Notes, 2.55%, 12/1/33(2)	649,798
850,000	Baidu, Inc., Senior Unsecured Notes, 4.38%, 5/14/24	924,876
900,000	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.91%, 7/23/25	1,019,965
300,000	Comcast Corp., Guaranteed Notes, 3.95%, 10/15/25	336,268
475,000	Comcast Corp., Guaranteed Notes, 4.15%, 10/15/28	550,701
600,000	Discovery Communications LLC, Guaranteed Notes, 4.90%, 3/11/26	684,399
800,000	Expedia Group, Inc., Guaranteed Notes, 3.25%, 2/15/30	836,465
750,000	Motorola Solutions, Inc., Senior Unsecured Notes, 4.60%, 5/23/29	875,224
525,000	Netflix, Inc., Senior Unsecured Notes, 4.88%, 4/15/28	609,656
660,000	T-Mobile USA, Inc., Guaranteed Notes, 2.25%, 2/15/26	664,950
750,000	VeriSign, Inc., Senior Unsecured Notes, 2.70%, 6/15/31	761,948
675,000	Verizon Communications, Inc., Senior Unsecured Notes, 4.50%, 8/10/33	807,460
525,000	Vodafone Group PLC, Senior Unsecured Notes, 4.25%, 9/17/50	613,677
850,000	Walt Disney Co. (The), Guaranteed Notes, 2.65%, 1/13/31	893,171

		12,045,803

	CONSUMER, CYCLICAL 0.8%
1,000,000	American Honda Finance Corp. MTN, Senior Unsecured Notes, 1.00%, 9/10/25	999,032

June 30, 2021

Principal Amount		Value
CORPORATE BONDS & NOTES 10.9% (continued)
$825,000	AutoZone, Inc., Senior Unsecured Notes, 3.75%, 6/1/27	$921,808
	CONSUMER, CYCLICAL 0.8% (continued)
800,000	Choice Hotels International, Inc., Senior Unsecured Notes, 3.70%, 12/1/29	866,008
750,000	Costco Wholesale Corp., Senior Unsecured Notes, 1.75%, 4/20/32(4)	739,588
950,000	Cummins, Inc., Senior Unsecured Notes, 1.50%, 9/1/30	917,760
775,000	D.R. Horton, Inc., Guaranteed Notes, 2.50%, 10/15/24	812,393
875,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 3.38%, 11/13/25	906,719
811,000	General Motors Financial Co., Inc., Guaranteed Notes, 3.70%, 5/9/23	851,337
750,000	Lennar Corp., Guaranteed Notes, 4.88%, 12/15/23	816,368
750,000	Lowe's Cos., Inc., Senior Unsecured Notes, 1.70%, 10/15/30	719,798
750,000	NIKE, Inc., Senior Unsecured Notes, 2.38%, 11/1/26	798,488
850,000	O'Reilly Automotive, Inc., Senior Unsecured Notes, 3.60%, 9/1/27	951,963
733,000	PulteGroup, Inc., Guaranteed Notes, 5.00%, 1/15/27(4)	855,675
500,000	Starbucks Corp., Senior Unsecured Notes, 3.75%, 12/1/47	550,571
335,000	Toll Brothers Finance Corp., Guaranteed Notes, 4.88%, 11/15/25	375,992
500,000	Toyota Motor Credit Corp. GMTN, Senior Unsecured Notes, 3.45%, 9/20/23	531,499
750,000	Whirlpool Corp., Senior Unsecured Notes, 4.75%, 2/26/29	888,938

		13,503,937

	CONSUMER, NON-CYCLICAL 2.1%
976,000	Abbott Laboratories, Senior Unsecured Notes, 3.75%, 11/30/26	1,102,727
760,000	AbbVie, Inc., Senior Unsecured Notes, 2.95%, 11/21/26	817,517
800,000	Amgen, Inc., Senior Unsecured Notes, 2.20%, 2/21/27	831,185
750,000	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 4.90%, 1/23/31(4)	923,588
850,000	Anthem, Inc., Senior Unsecured Notes, 3.35%, 12/1/24	917,150
1,000,000	AstraZeneca PLC, Senior Unsecured Notes, 1.38%, 8/6/30(4)	948,446
750,000	Baxter International, Inc., Senior Unsecured Notes, 2.60%, 8/15/26	798,634
750,000	Becton Dickinson and Co., Senior Unsecured Notes, 3.70%, 6/6/27	833,799
850,000	Boston Scientific Corp., Senior Unsecured Notes, 3.75%, 3/1/26	942,845
875,000	Bunge, Ltd. Finance Corp., Guaranteed Notes, 3.25%, 8/15/26	945,656
850,000	Centene Corp., Senior Unsecured Notes, 4.63%, 12/15/29	934,805
400,000	Cigna Corp., Guaranteed Notes, 3.40%, 3/1/27	438,939
500,000	Cigna Corp., Senior Unsecured Notes, 2.40%, 3/15/30	510,613
400,000	Clorox Co. (The), Senior Unsecured Notes, 3.05%, 9/15/22	410,229
400,000	Clorox Co. (The), Senior Unsecured Notes, 1.80%, 5/15/30	393,284
750,000	Coca-Cola Co. (The), Senior Unsecured Notes, 1.45%, 6/1/27	757,729
700,000	Coca-Cola Femsa S.A.B. de C.V., Guaranteed Notes, 2.75%, 1/22/30	730,471
850,000	Conagra Brands, Inc., Senior Unsecured Notes, 1.38%, 11/1/27	829,953
500,000	Constellation Brands, Inc., Senior Unsecured Notes, 2.88%, 5/1/30	524,866
150,000	Constellation Brands, Inc., Guaranteed Notes, 5.25%, 11/15/48	200,709
750,000	CVS Health Corp., Senior Unsecured Notes, 1.75%, 8/21/30	723,713
750,000	Danaher Corp., Senior Unsecured Notes, 3.35%, 9/15/25(4)	821,931
500,000	Eli Lilly and Co., Senior Unsecured Notes, 2.25%, 5/15/50(4)	453,894
575,000	Gilead Sciences, Inc., Senior Unsecured Notes, 3.25%, 9/1/22	591,393
300,000	Global Payments, Inc., Senior Unsecured Notes, 4.80%, 4/1/26	343,201
750,000	Global Payments, Inc., Senior Unsecured Notes, 2.90%, 5/15/30	782,205
750,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	846,000
450,000	Humana, Inc., Senior Unsecured Notes, 3.95%, 3/15/27	504,933
250,000	Humana, Inc., Senior Unsecured Notes, 3.13%, 8/15/29	269,359
750,000	Illumina, Inc., Senior Unsecured Notes, 2.55%, 3/23/31	762,187
1,000,000	Johnson & Johnson, Senior Unsecured Notes, 1.30%, 9/1/30(4)	971,046
725,000	Keurig Dr. Pepper, Inc., Guaranteed Notes, 3.20%, 5/1/30	784,470
800,000	Kroger Co. (The), Senior Unsecured Notes, 2.65%, 10/15/26	849,496
875,000	Laboratory Corp. of America Holdings, Senior Unsecured Notes, 2.95%, 12/1/29	922,259
800,000	McKesson Corp., Senior Unsecured Notes, 0.90%, 12/3/25	788,580
400,000	Merck & Co., Inc., Senior Unsecured Notes, 2.75%, 2/10/25	426,270
500,000	Merck & Co., Inc., Senior Unsecured Notes, 3.90%, 3/7/39	592,541
775,000	Mondelez International, Inc., Senior Unsecured Notes, 1.50%, 2/4/31(4)	733,346
500,000	Novartis Capital Corp., Guaranteed Notes, 2.75%, 8/14/50(4)	503,188

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
CORPORATE BONDS & NOTES 10.9% (continued)
	CONSUMER, NON-CYCLICAL 2.1% (continued)
$800,000	PayPal Holdings, Inc., Senior Unsecured Notes, 2.65%, 10/1/26	$859,518
500,000	PepsiCo, Inc., Senior Unsecured Notes, 2.88%, 10/15/49	516,178
750,000	Quest Diagnostics, Inc., Senior Unsecured Notes, 2.80%, 6/30/31	783,776
800,000	Regeneron Pharmaceuticals, Inc., Senior Unsecured Notes, 1.75%, 9/15/30	758,873
500,000	Sanofi, Senior Unsecured Notes, 3.38%, 6/19/23	528,685
500,000	Service Corp. International, Senior Unsecured Notes, 4.00%, 5/15/31	510,338
300,000	Sysco Corp., Guaranteed Notes, 5.65%, 4/1/25	347,650
500,000	Sysco Corp., Guaranteed Notes, 2.40%, 2/15/30	508,220
880,000	Takeda Pharmaceutical Co., Ltd., Senior Unsecured Notes, 3.03%, 7/9/40	889,976
650,000	Teva Pharmaceutical Finance Netherlands III BV, Guaranteed Notes, 2.80%, 7/21/23	647,719
750,000	Thermo Fisher Scientific, Inc., Senior Unsecured Notes, 4.13%, 3/25/25	831,810
550,000	United Rentals North America, Inc., Guaranteed Notes, 5.50%, 5/15/27	583,000
500,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 4.63%, 11/15/41	637,713
750,000	Utah Acquisition Sub, Inc., Guaranteed Notes, 3.95%, 6/15/26	826,495
750,000	Zoetis, Inc., Senior Unsecured Notes, 4.50%, 11/13/25	850,218

		37,543,326

	ENERGY 1.0%
875,000	Boardwalk Pipelines L.P., Guaranteed Notes, 4.95%, 12/15/24	977,918
875,000	Canadian Natural Resources, Ltd., Senior Unsecured Notes, 2.05%, 7/15/25	899,333
975,000	ConocoPhillips Co., Guaranteed Notes, 4.95%, 3/15/26	1,132,650
800,000	Diamondback Energy, Inc., Guaranteed Notes, 2.88%, 12/1/24	844,960
750,000	Enbridge, Inc., Guaranteed Notes, 2.50%, 8/1/33	751,114
655,000	Enterprise Products Operating LLC, Guaranteed Notes, 4.85%, 8/15/42	802,156
750,000	EOG Resources, Inc., Senior Unsecured Notes, 4.38%, 4/15/30(4)	888,733
500,000	Equinor ASA, Guaranteed Notes, 3.25%, 11/18/49	531,222
700,000	Hess Corp., Senior Unsecured Notes, 4.30%, 4/1/27	779,445
750,000	Kinder Morgan, Inc., Guaranteed Notes, 4.30%, 3/1/28	856,741
495,000	Magellan Midstream Partners L.P., Senior Unsecured Notes, 4.25%, 9/15/46	559,036
575,000	Marathon Oil Corp., Senior Unsecured Notes, 3.85%, 6/1/25	626,428
400,000	Marathon Petroleum Corp., Senior Unsecured Notes, 5.13%, 12/15/26	470,542
625,000	Occidental Petroleum Corp., Senior Unsecured Notes, 5.50%, 12/1/25	690,116
700,000	ONEOK, Inc., Guaranteed Notes, 3.40%, 9/1/29	745,828
300,000	Phillips 66, Guaranteed Notes, 1.30%, 2/15/26	299,920
500,000	Phillips 66, Guaranteed Notes, 3.90%, 3/15/28	561,322
850,000	Schlumberger Finance Canada, Ltd., Guaranteed Notes, 1.40%, 9/17/25(4)	859,716
850,000	Shell International Finance B.V., Guaranteed Notes, 2.38%, 11/7/29	882,502
850,000	Spectra Energy Partners L.P., Guaranteed Notes, 4.75%, 3/15/24	932,953
800,000	Suncor Energy, Inc., Senior Unsecured Notes, 3.10%, 5/15/25	855,071
750,000	TotalEnergies Capital International SA, Guaranteed Notes, 3.46%, 2/19/29	835,629
300,000	TransCanada PipeLines, Ltd., Senior Unsecured Notes, 4.25%, 5/15/28	344,863
400,000	TransCanada PipeLines, Ltd., Senior Unsecured Notes, 4.88%, 5/15/48	505,897
350,000	Valero Energy Corp., Senior Unsecured Notes, 6.63%, 6/15/37	480,149

		18,114,244

	FINANCIAL 3.2%
775,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Guaranteed Notes, 1.75%, 1/30/26	765,767
500,000	Aflac, Inc., Senior Unsecured Notes, 3.25%, 3/17/25	540,283
375,000	Aflac, Inc., Senior Unsecured Notes, 3.60%, 4/1/30	422,856
350,000	Air Lease Corp., Senior Unsecured Notes, 3.63%, 4/1/27	375,907
500,000	Air Lease Corp., Senior Unsecured Notes, 4.63%, 10/1/28	563,764
700,000	Allstate Corp. (The), Senior Unsecured Notes, 1.45%, 12/15/30	667,725
600,000	Ally Financial, Inc., Senior Unsecured Notes, 5.13%, 9/30/24	675,999
825,000	American Express Co., Senior Unsecured Notes, 3.13%, 5/20/26(4)	901,886
750,000	American International Group, Inc., Senior Unsecured Notes, 4.88%, 6/1/22	780,670

June 30, 2021

Principal Amount		Value
CORPORATE BONDS & NOTES 10.9% (continued)
	FINANCIAL 3.2% (continued)
$800,000	American Tower Corp., Senior Unsecured Notes, 2.95%, 1/15/25	$850,820
750,000	Aon Corp., Guaranteed Notes, 3.75%, 5/2/29	844,710
250,000	Australia & New Zealand Banking Group Ltd., Subordinated Notes, 4.50%, 3/19/24(2)	273,545
500,000	AvalonBay Communities, Inc. GMTN, Senior Unsecured Notes, 3.45%, 6/1/25	546,998
400,000	AvalonBay Communities, Inc. MTN, Senior Unsecured Notes, 2.45%, 1/15/31	410,731
884,000	Bank of America Corp. MTN, Senior Unsecured Notes, 4.00%, 4/1/24	964,445
750,000	Bank of Montreal, Series E, Senior Unsecured Notes, 3.30%, 2/5/24	803,191
750,000	Bank of New York Mellon Corp. (The) MTN, Senior Unsecured Notes, 1.60%, 4/24/25	770,412
950,000	Bank of Nova Scotia (The), Senior Unsecured Notes, 2.70%, 8/3/26	1,017,121
775,000	Barclays PLC, Senior Unsecured Notes, 4.34%, 1/10/28	866,962
750,000	Berkshire Hathaway Finance Corp., Guaranteed Notes, 1.85%, 3/12/30(4)	759,197
775,000	BlackRock, Inc., Senior Unsecured Notes, 2.40%, 4/30/30(4)	811,685
750,000	Brookfield Finance, Inc., Guaranteed Notes, 2.72%, 4/15/31	772,949
750,000	Canadian Imperial Bank of Commerce, Senior Unsecured Notes, 2.25%, 1/28/25	784,830
700,000	Chubb INA Holdings, Inc., Guaranteed Notes, 3.35%, 5/3/26	769,463
625,000	CIT Group, Inc., Senior Unsecured Notes, (SOFR + 3.83%), 3.93%, 6/19/24(3)	658,594
500,000	Citigroup, Inc., Senior Unsecured Notes, (3-month LIBOR + 0.90%), 3.35%, 4/24/25(3)	532,815
503,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	677,361
750,000	CNA Financial Corp., Senior Unsecured Notes, 3.95%, 5/15/24	811,556
625,000	Comerica, Inc., Senior Unsecured Notes, 4.00%, 2/1/29	717,693
750,000	Cooperatieve Rabobank UA MTN, Senior Unsecured Notes, 3.38%, 5/21/25	819,717
500,000	Crown Castle International Corp., Senior Unsecured Notes, 3.80%, 2/15/28	555,968
500,000	Digital Realty Trust L.P., Guaranteed Notes, 3.60%, 7/1/29	555,964
500,000	Discover Bank, Senior Unsecured Notes, 2.70%, 2/6/30(4)	523,326
725,000	Discover Financial Services, Senior Unsecured Notes, 3.95%, 11/6/24	790,166
500,000	Duke Realty L.P., Senior Unsecured Notes, 4.00%, 9/15/28	569,316
750,000	Equinix, Inc., Senior Unsecured Notes, 3.20%, 11/18/29	805,234
650,000	Equitable Holdings, Inc., Senior Unsecured Notes, 4.35%, 4/20/28	745,832
375,000	Essex Portfolio L.P., Guaranteed Notes, 4.00%, 3/1/29	423,480
250,000	Essex Portfolio L.P., Guaranteed Notes, 3.00%, 1/15/30	263,250
775,000	Fifth Third Bancorp, Senior Unsecured Notes, 3.65%, 1/25/24	830,150
700,000	Goldman Sachs Group, Inc. (The), Senior Unsecured Notes, 3.75%, 2/25/26	774,709
175,000	Goldman Sachs Group, Inc. (The), Subordinated Notes, 6.75%, 10/1/37	254,839
850,000	Hartford Financial Services Group, Inc. (The), Senior Unsecured Notes, 2.80%, 8/19/29(4)	893,214
900,000	HSBC Holdings PLC, Senior Unsecured Notes, 3.90%, 5/25/26	1,001,349
250,000	Huntington Bancshares, Inc., Senior Unsecured Notes, 2.63%, 8/6/24	264,040
500,000	Huntington Bancshares, Inc., Senior Unsecured Notes, 2.55%, 2/4/30	520,892
825,000	ING Groep N.V., Senior Unsecured Notes, 3.95%, 3/29/27	928,818
500,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26	565,942
300,000	JPMorgan Chase & Co., Senior Unsecured Notes, (3-month LIBOR + 1.38%), 3.96%, 11/15/48(3)	352,310
800,000	KeyCorp MTN, Senior Unsecured Notes, 2.55%, 10/1/29	837,971
775,000	Life Storage L.P., Guaranteed Notes, 2.20%, 10/15/30	766,251
800,000	Lloyds Banking Group PLC, Senior Unsecured Notes, 3.90%, 3/12/24	866,973
500,000	Morgan Stanley, Subordinated Notes, 4.88%, 11/1/22	528,217
300,000	Morgan Stanley, Series F, Senior Unsecured Notes, 3.88%, 4/29/24	326,326
500,000	National Australia Bank, Ltd., Senior Unsecured Notes, 1.88%, 12/13/22	511,470
250,000	National Australia Bank, Ltd., Senior Unsecured Notes, 2.50%, 7/12/26	266,160
750,000	Northern Trust Corp., Senior Unsecured Notes, 3.15%, 5/3/29	825,142
250,000	ORIX Corp., Senior Unsecured Notes, 3.25%, 12/4/24	269,581
500,000	PartnerRe Finance B LLC, Guaranteed Notes, 3.70%, 7/2/29(4)	555,278
500,000	PNC Bank NA, Subordinated Notes, 2.95%, 1/30/23	518,976
750,000	Principal Financial Group, Inc., Guaranteed Notes, 3.70%, 5/15/29	841,121
250,000	Prologis L.P., Guaranteed Notes, 3.88%, 9/15/28	286,409
500,000	Prologis L.P., Senior Unsecured Notes, 2.25%, 4/15/30	511,235

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
CORPORATE BONDS & NOTES 10.9% (continued)
	FINANCIAL 3.2% (continued)
$500,000	Prudential Financial, Inc., Junior Subordinated Notes, (3-month LIBOR + 2.67%), 5.70%, 9/15/48(3)(4)	$586,523
250,000	Prudential Financial, Inc. MTN, Senior Unsecured Notes, 3.50%, 5/15/24	270,745
750,000	Regions Financial Corp., Senior Unsecured Notes, 2.25%, 5/18/25	781,249
500,000	Reinsurance Group of America, Inc., Senior Unsecured Notes, 3.90%, 5/15/29	559,428
250,000	Royal Bank of Canada GMTN, Senior Unsecured Notes, 1.95%, 1/17/23	256,180
688,000	Royal Bank of Canada GMTN, Subordinated Notes, 4.65%, 1/27/26	788,556
750,000	Sabra Health Care L.P., Guaranteed Notes, 3.90%, 10/15/29	793,349
700,000	Santander Holdings USA, Inc., Senior Unsecured Notes, 3.50%, 6/7/24	748,508
750,000	State Street Corp., Senior Unsecured Notes, 2.40%, 1/24/30	781,864
700,000	Stifel Financial Corp., Senior Unsecured Notes, 4.25%, 7/18/24	766,991
250,000	Sumitomo Mitsui Financial Group, Inc., Senior Unsecured Notes, 3.75%, 7/19/23	266,573
250,000	Sumitomo Mitsui Financial Group, Inc., Senior Unsecured Notes, 3.04%, 7/16/29	268,557
500,000	Synchrony Financial, Senior Unsecured Notes, 2.85%, 7/25/22	511,786
360,000	Synchrony Financial, Senior Unsecured Notes, 4.25%, 8/15/24	393,411
750,000	Toronto-Dominion Bank (The) MTN, Senior Unsecured Notes, 1.15%, 6/12/25	755,678
750,000	Truist Bank, Subordinated Notes, (5-year Treasury Constant Maturity Rate + 1.15%), 2.64%, 9/17/29(3)	785,317
500,000	US Bancorp MTN, Subordinated Notes, 3.60%, 9/11/24	544,960
350,000	Ventas Realty L.P., Guaranteed Notes, 3.50%, 4/15/24	374,576
350,000	Ventas Realty L.P., Guaranteed Notes, 4.40%, 1/15/29	401,861
800,000	Visa, Inc., Senior Unsecured Notes, 2.05%, 4/15/30	822,862
500,000	Wells Fargo & Co., Series M, Subordinated Notes, 3.45%, 2/13/23	524,140
750,000	Welltower, Inc., Senior Unsecured Notes, 4.25%, 4/15/28	860,412
500,000	Westpac Banking Corp., Senior Unsecured Notes, 3.30%, 2/26/24	535,797
100,000	Weyerhaeuser Co., Senior Unsecured Notes, 6.95%, 10/1/27	129,309
650,000	Weyerhaeuser Co., Senior Unsecured Notes, 4.00%, 11/15/29	739,104
750,000	Willis North America, Inc., Guaranteed Notes, 2.95%, 9/15/29	788,267
750,000	Zions Bancorp NA, Subordinated Notes, 3.25%, 10/29/29	786,784

		56,512,348

	INDUSTRIAL 0.9%
750,000	Agilent Technologies, Inc., Senior Unsecured Notes, 2.10%, 6/4/30	742,727
625,000	Ball Corp., Guaranteed Notes, 4.88%, 3/15/26	696,100
500,000	Carlisle Cos., Inc., Senior Unsecured Notes, 2.75%, 3/1/30(4)	520,672
450,000	CSX Corp., Senior Unsecured Notes, 3.35%, 9/15/49	477,549
800,000	Flex, Ltd., Senior Unsecured Notes, 4.75%, 6/15/25	893,046
750,000	Honeywell International, Inc., Senior Unsecured Notes, 1.95%, 6/1/30	762,720
300,000	Ingersoll-Rand Luxembourg Finance S.A., Guaranteed Notes, 3.80%, 3/21/29	338,908
250,000	Ingersoll-Rand Luxembourg Finance S.A., Guaranteed Notes, 4.50%, 3/21/49	314,187
250,000	Jabil, Inc., Senior Unsecured Notes, 1.70%, 4/15/26	252,004
500,000	Jabil, Inc., Senior Unsecured Notes, 3.60%, 1/15/30	541,553
650,000	John Deere Capital Corp. MTN, Senior Unsecured Notes, 2.45%, 1/9/30	685,178
625,000	Johnson Controls International PLC/Tyco Fire & Security Finance SCA, Senior Unsecured Notes, 1.75%, 9/15/30	602,568
675,000	Keysight Technologies, Inc., Senior Unsecured Notes, 3.00%, 10/30/29	714,345
650,000	L3Harris Technologies, Inc., Senior Unsecured Notes, 4.40%, 6/15/28	755,157
750,000	Masco Corp., Senior Unsecured Notes, 2.00%, 10/1/30	731,604
450,000	Norfolk Southern Corp., Senior Unsecured Notes, 4.10%, 5/15/49	528,827
278,000	Owens Corning, Senior Unsecured Notes, 3.40%, 8/15/26	301,557
500,000	Owens Corning, Senior Unsecured Notes, 3.95%, 8/15/29	565,364
350,000	Packaging Corp. of America, Senior Unsecured Notes, 3.65%, 9/15/24	378,018
250,000	Packaging Corp. of America, Senior Unsecured Notes, 3.00%, 12/15/29	265,940
835,000	Teledyne Technologies, Inc., Senior Unsecured Notes, 1.60%, 4/1/26	837,262
450,000	Textron, Inc., Senior Unsecured Notes, 3.88%, 3/1/25	489,914

June 30, 2021

Principal Amount		Value
CORPORATE BONDS & NOTES 10.9% (continued)
	INDUSTRIAL 0.9% (continued)
$500,000	Union Pacific Corp., Senior Unsecured Notes, 3.25%, 2/5/50	$527,743
875,000	United Parcel Service, Inc., Senior Unsecured Notes, 2.50%, 9/1/29	928,907
500,000	United Technologies Corp., Senior Unsecured Notes, 4.13%, 11/16/28	575,767
750,000	Vulcan Materials Co., Senior Unsecured Notes, 3.50%, 6/1/30	827,568
450,000	WRKCo, Inc., Guaranteed Notes, 3.90%, 6/1/28	508,486

		15,763,671

	TECHNOLOGY 0.9%
750,000	Adobe, Inc., Senior Unsecured Notes, 2.30%, 2/1/30	781,705
250,000	Apple, Inc., Senior Unsecured Notes, 2.70%, 5/13/22	255,343
500,000	Apple, Inc., Senior Unsecured Notes, 3.75%, 11/13/47	586,193
800,000	Applied Materials, Inc., Senior Unsecured Notes, 1.75%, 6/1/30	795,007
750,000	Broadridge Financial Solutions, Inc., Senior Unsecured Notes, 2.90%, 12/1/29	793,799
500,000	Citrix Systems, Inc., Senior Unsecured Notes, 4.50%, 12/1/27	567,036
750,000	Electronic Arts, Inc., Senior Unsecured Notes, 4.80%, 3/1/26	864,614
725,000	Fiserv, Inc., Senior Unsecured Notes, 3.50%, 7/1/29	798,485
750,000	HP, Inc., Senior Unsecured Notes, 3.00%, 6/17/27	803,581
750,000	International Business Machines Corp., Senior Unsecured Notes, 1.70%, 5/15/27	760,022
700,000	Intuit, Inc., Senior Unsecured Notes, 1.65%, 7/15/30	687,745
500,000	KLA Corp., Senior Unsecured Notes, 4.65%, 11/1/24	558,204
350,000	KLA Corp., Senior Unsecured Notes, 4.10%, 3/15/29	404,398
700,000	Lam Research Corp., Senior Unsecured Notes, 4.00%, 3/15/29	812,933
850,000	Micron Technology, Inc., Senior Unsecured Notes, 2.50%, 4/24/23	878,485
825,000	Microsoft Corp., Senior Unsecured Notes, 2.40%, 8/8/26	879,733
850,000	NetApp, Inc., Senior Unsecured Notes, 1.88%, 6/22/25	874,770
850,000	NVIDIA Corp., Senior Unsecured Notes, 2.85%, 4/1/30	921,046
700,000	Oracle Corp., Senior Unsecured Notes, 2.95%, 4/1/30	738,141
675,000	Roper Technologies, Inc., Senior Unsecured Notes, 2.00%, 6/30/30	665,442
750,000	salesforce.com, Inc., Senior Unsecured Notes, 2.70%, 7/15/41	755,494
750,000	Xilinx, Inc., Senior Unsecured Notes, 2.38%, 6/1/30(4)	763,186

		15,945,362

	UTILITIES 0.8%
775,000	American Water Capital Corp., Senior Unsecured Notes, 3.75%, 9/1/28	876,657
500,000	Baltimore Gas & Electric Co., Senior Unsecured Notes, 3.20%, 9/15/49	523,406
350,000	CenterPoint Energy, Inc., Senior Unsecured Notes, 4.25%, 11/1/28	400,648
300,000	CenterPoint Energy, Inc., Senior Unsecured Notes, 2.95%, 3/1/30	315,479
500,000	Consolidated Edison Co. of New York, Inc., Senior Unsecured Notes, 4.50%, 12/1/45	603,768
300,000	Dominion Energy, Inc., Senior Unsecured Notes, 4.25%, 6/1/28	344,670
350,000	DTE Electric Co., 3.95%, 3/1/49	423,420
500,000	DTE Energy Co., Senior Unsecured Notes, 2.95%, 3/1/30	528,082
500,000	Duke Energy Carolinas LLC, 2.45%, 2/1/30	516,924
450,000	Duke Energy Corp., Senior Unsecured Notes, 3.75%, 9/1/46	480,978
850,000	Entergy Corp., Senior Unsecured Notes, 0.90%, 9/15/25	838,990
700,000	Eversource Energy, Series R, Senior Unsecured Notes, 1.65%, 8/15/30(4)	670,698
150,000	Florida Power & Light Co., 4.95%, 6/1/35	197,385
240,000	Florida Power & Light Co., 4.05%, 6/1/42	292,173
750,000	Georgia Power Co., Series B, Senior Unsecured Notes, 2.65%, 9/15/29	787,200
750,000	ITC Holdings Corp., Senior Unsecured Notes, 3.25%, 6/30/26	812,650
458,000	National Fuel Gas Co., Senior Unsecured Notes, 5.20%, 7/15/25	516,125
775,000	Nevada Power Co., Series DD, 2.40%, 5/1/30	792,458
575,000	Northern States Power Co., 2.90%, 3/1/50	587,041
500,000	Oklahoma Gas & Electric Co., Senior Unsecured Notes, 3.30%, 3/15/30	544,314
750,000	Pinnacle West Capital Corp., Senior Unsecured Notes, 1.30%, 6/15/25	754,673
500,000	Public Service Enterprise Group, Inc., Senior Unsecured Notes, 2.88%, 6/15/24	530,220
250,000	Public Service Enterprise Group, Inc., Senior Unsecured Notes, 1.60%, 8/15/30	237,183
325,000	Sempra Energy, Senior Unsecured Notes, 4.00%, 2/1/48	364,817

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
CORPORATE BONDS & NOTES 10.9% (continued)
	UTILITIES 0.8% (continued)
$600,000	WEC Energy Group, Inc., Senior Unsecured Notes, 1.80%, 10/15/30	$576,211
		13,516,170
TOTAL CORPORATE BONDS & NOTES (Cost $185,637,411)		191,428,077

FOREIGN GOVERNMENT OBLIGATIONS 0.1%
300,000	European Bank for Reconstruction & Development GMTN, Senior Unsecured Notes, 2.75%, 3/7/23	312,405
300,000	Export-Import Bank of Korea, Senior Unsecured Notes, 1.13%, 12/29/26	298,778
250,000	Panama Government International Bond, Senior Unsecured Notes, 4.00%, 9/22/24	272,190
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $852,498)		883,373

LONG-TERM MUNICIPAL SECURITIES 1.2%
	CALIFORNIA 0.4%
750,000	California Infrastructure & Economic Development Bank, Revenue Bonds, Series A, 1.84%, 10/1/31	749,021
100,000	California State, Build America Bonds, General Obligation Unlimited, AGM Insured, 6.88%, 11/1/26	130,599
675,000	California State, General Obligation Unlimited, Ser. A, 3.05%, 4/1/29	742,357
500,000	City & County of San Francisco CA, General Obligation Limited, 2.60%, 6/15/37	505,326
250,000	City of Oakland, California Taxable Pension, Revenue Bonds, 4.68%, 12/15/25	284,115
500,000	City of Pasadena CA, Refunding Revenue Bonds, Ser. B, 2.77%, 5/1/34	524,747
710,000	City of San Francisco CA, Public Utilities Commission Water Revenue Bonds, Series H, 1.34%, 11/1/27	706,605
650,000	Municipal Improvement Corp. of Los Angeles Revenue Bonds, Series C, 1.88%, 11/1/30	637,063
325,000	Palm Desert Redevelopment Agency Successor Agency, Refunding Revenue Bonds, Ser. A, BAM Insured, 4.00%, 10/1/31	362,925
330,000	San Francisco Bay Area Rapid Transit District, Revenue Bonds, Series B, 4.09%, 7/1/32	342,607
300,000	San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds, Series F, 3.80%, 5/1/27	335,658
450,000	San Marcos California Unified School District, Refunding Revenue Bonds, 3.17%, 8/1/38	465,585
100,000	State of California Department of Water Resources, Revenue Bonds, 1.41%, 12/1/29	98,833
140,000	State of California, Build America Bonds, General Obligation Unlimited, 5.70%, 11/1/21	142,544
100,000	University of California, Taxable General Revenue Bonds, Series AC, 4.80%, 5/15/31	116,260
		6,144,245
	COLORADO 0.0%
295,000	Denver City & County School District No. 1, Certificate Participation, Series B, 3.45%, 12/15/26	327,689
	DISTRICT OF COLUMBIA 0.0%
450,000	District of Columbia Income Tax Secured Revenue Bonds, Build America Bonds, 4.91%, 12/1/23	497,455
	FLORIDA 0.0%
500,000	City of Tampa FL Water & Wastewater System, Refunding Revenue Bonds, Series B, 1.42%, 10/1/30	491,268
	HAWAII 0.1%
440,000	City & County Honolulu HI Wastewater System, First Bond Resolution, Refunding Revenue Bonds, Ser. C, 2.65%, 7/1/30	471,080
750,000	State of Hawaii, General Obligation Unlimited, Series FZ, 1.98%, 8/1/34	745,105
		1,216,185

	KANSAS 0.0%
375,000	Leavenworth County Unified School District No. 469, General Obligation Limited, BAM Insured, 2.87%, 9/1/38	384,942

June 30, 2021

Principal Amount		Value
LONG-TERM MUNICIPAL SECURITIES 1.2% (continued)
	KANSAS 0.0% (continued)
$750,000	Kentucky State Property & Building Commission, Revenue Bonds, Series D, 2.57%, 11/1/28	$787,581
		1,172,523
	LOUISIANA 0.0%
200,000	East Baton Rouge Sewerage Commission, Taxable Refunding Revenue Bonds, Series A, 3.65%, 2/1/28	220,114
	MARYLAND 0.0%
500,000	County of Baltimore MD, General Obligation Unlimited, 2.83%, 7/1/31	548,503

	MASSACHUSETTS 0.1%
750,000	Massachusetts School Building Authority, Refunding Revenue Bonds, Ser. B, 3.40%, 10/15/40	805,667

	MICHIGAN 0.0%
300,000	Lincoln Consolidated School District, General Obligation Limited, Series B, 4.32%, 5/1/37	336,374

	NEW HAMPSHIRE 0.0%
295,000	New Hampshire Health and Education Facilities Authority, Refunding Revenue Bonds, 3.58%, 7/1/34	313,356

	NEW JERSEY 0.0%
545,000	New Jersey Infrastructure Bank, Refunding Revenue Bonds, Series C Subseries R2, 3.00%, 9/1/30	592,938

	NEW YORK 0.1%
200,000	City of New York, Build America Bonds, General Obligation Unlimited, Series F1, 5.89%, 12/1/24	233,760
375,000	City of New York, General Obligation Limited, Series F, Subseries F3, 3.63%, 4/1/32	418,927
100,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 3.00%, 2/1/26	106,932
200,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 2.63%, 2/1/23	207,326
300,000	New York City Transitional Finance Authority Future Tax Secured, Revenue Bonds, Series A2, 3.34%, 8/1/25	321,717
1,000,000	Suffolk County Water Authority, Revenue Bonds, 0.91%, 6/1/25	998,660
		2,287,322
	NORTH DAKOTA 0.0%
325,000	City of Fargo, North Dakota, Improvement Refunding Bonds, General Obligation Unlimited, Series B, 2.70%, 5/1/32	344,050

	OKLAHOMA 0.0%
250,000	University of Oklahoma (The), Revenue Bonds, Series B, 3.10%, 7/1/26	261,415

	OREGON 0.1%
190,000	City of Portland OR, Affordable Housing Project, General Obligation Limited, Series B, 3.60%, 6/15/39	198,838
700,000	City of Portland OR, General Obligation Limited, Series B, 2.06%, 6/15/35	687,003
500,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Limited, 1.94%, 6/15/32	503,323
		1,389,164
	PENNSYLVANIA 0.1%
350,000	City of Erie PA, General Obligation Limited, Ser. A, AGM Insured, 4.02%, 11/15/35	411,282
355,000	Pennsylvania Turnpike Commission, Motor License, Refunding Revenue Bonds, 3.29%, 12/1/36	375,077
		786,359

	RHODE ISLAND 0.1%
750,000	Narragansett Bay Commission, Wastewater System, Revenue Refunding Bonds, 2.46%, 9/1/35	758,353

	SOUTH CAROLINA 0.0%
300,000	North Augusta Public Facilities Corp., North Augusta Project, Revenue Bonds, Series B, 3.44%, 11/1/25	329,084

	TEXAS 0.1%
350,000	Texas A&M University Board, Revenue Bonds, Series B, 3.48%, 5/15/49	378,804
600,000	Tyler Independent School District, Texas Unlimited Tax, Refunding Revenue Bonds, 1.68%, 2/15/32	592,594
		971,398
	VIRGINIA 0.0%
210,000	Virginia Port Authority Commonwealth Port Fund, Revenue Bonds, 3.75%, 7/1/31	236,103
500,000	Virginia State Resources Authority, Revenue Bonds, 1.66%, 11/1/30	496,349
		732,452

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
LONG-TERM MUNICIPAL SECURITIES 1.2% (continued)
	WISCONSIN 0.0%
$500,000	Wisconsin Department of Transportation, Refunding Revenue Bonds, Series 1, 1.86%, 7/1/34	$489,894

TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $20,657,498)		21,015,808

RESIDENTIAL MORTGAGE-BACKED SECURITIES 7.3%
	MORTGAGE SECURITIES 7.3%
65,994	FHLMC Series 4151, Class PA	68,611
96,046	FHLMC Gold PC Pool #A95174	105,183
66,162	FHLMC Gold PC Pool #C09055	72,120
92,280	FHLMC Gold PC Pool #G05447	103,063
6,897	FHLMC Gold PC Pool #G08488	7,437
307,524	FHLMC Gold PC Pool #G08698	331,301
65,289	FHLMC Gold PC Pool #J13885	69,779
63,405	FHLMC Gold PC Pool #Q05649	69,097
80,809	FHLMC Gold PC Pool #Q39580	88,020
154,284	FHLMC Gold Pool #Q41084	164,665
79,749	FHLMC Pool #AG08748	84,788
184,292	FHLMC Pool #BM5689	192,172
7,436,589	FHLMC Pool #QA9129	7,703,786
763,000	FHLMC Pool #QA9747	790,502
1,644,306	FHLMC Pool #QB2462	1,727,286
2,633,005	FHLMC Pool #QB2958	2,748,866
466,994	FHLMC Pool #QB3856	472,463
598,386	FHLMC Pool #QB5314	620,065
649,749	FHLMC Pool #QB8153	673,595
701,122	FHLMC Pool #QN6443	710,510
268,317	FHLMC Pool #RA2061	280,110
1,406,230	FHLMC Pool #RB5022	1,466,232
1,390,150	FHLMC Pool #RD5024	1,443,167
2,231,476	FHLMC Pool #SB8010	2,330,707
235,550	FHLMC Pool #SB8026	246,046
2,053,346	FHLMC Pool #SB8044	2,120,300
2,554,803	FHLMC Pool #SB8078	2,588,958
1,208,984	FHLMC Pool #SD7514	1,298,703
359,364	FHLMC Pool #SD8007	387,234
211,439	FHLMC Pool #SD8029	219,036
761,199	FHLMC Pool #SD8093	801,182
835,285	FHLMC Pool #SD8097	845,060
170,285	FHLMC Pool #SD8098	172,281
5,665,607	FHLMC Pool #SD8106	5,732,018
6,493,470	FHLMC Pool #SD8108	6,780,873
1,756,482	FHLMC Pool #SD8128	1,777,089
2,068,879	FHLMC Pool #SD8134	2,093,132
59,120	FHLMC Pool #ZK4078	61,648
8,299	FHLMC Pool #ZN1699	8,925
43,582	FHLMC Pool #ZN5055	45,597
172,390	FHLMC Pool #ZN5108	179,985
62,531	FHLMC Pool #ZS6516	65,204
304,973	FHLMC Pool #ZS6632	318,012
205,539	FHLMC Pool #ZT1863	216,219
131,988	FHLMC Pool #ZT1867	137,645
606,702	FHLMC Pool #ZT1952	645,449
133,680	FHLMC Pool #ZT1955	139,446
315,311	FHLMC Pool #ZT2087	335,614
6,663	FHLMC Pool #ZT2090	6,944
5,527	FNMA Pool #254954	5,935
257	FNMA Pool #255132	276
82,082	FNMA Pool #995245	92,802
91,632	FNMA Pool #AB1259	104,408
85,521	FNMA Pool #AB1796	92,122
1,993	FNMA Pool #AB4069	2,078
78,650	FNMA Pool #AB6286	82,392
285,965	FNMA Pool #AB6344	298,192
71,958	FNMA Pool #AB8144	81,408
63,770	FNMA Pool #AL7662	70,333
158,827	FNMA Pool #AQ3960	168,125
98,036	FNMA Pool #AR0930	102,609
1,979,492	FNMA Pool #AS0516	2,107,165
89,187	FNMA Pool #AS1529	94,235
146,449	FNMA Pool #AS4928	156,269
58,190	FNMA Pool #AS5485	63,527
50,988	FNMA Pool #AS5696	54,556
88,862	FNMA Pool #AS6385	96,190
100,357	FNMA Pool #AS7188	108,716
87,795	FNMA Pool #AS8276	92,398
99,681	FNMA Pool #AS8483	105,320
253,957	FNMA Pool #AS8796	265,613
141,682	FNMA Pool #AS9459	154,232
189,190	FNMA Pool #AU7025	200,909
63,081	FNMA Pool #AU8070	68,184
181,484	FNMA Pool #AV0703	197,748
959,987	FNMA Pool #AX9528	1,028,187
74,139	FNMA Pool #AY2618	80,746
78,252	FNMA Pool #AY9329	85,236
63,472	FNMA Pool #AZ4775	67,931
46,517	FNMA Pool #AZ6194	49,912
81,418	FNMA Pool #AZ9703	85,491
117,112	FNMA Pool #BA4732	125,293
220,754	FNMA Pool #BC9482	233,443
68,309	FNMA Pool #BD8211	73,172
166,743	FNMA Pool #BE3776	180,570
212,641	FNMA Pool #BJ5719	226,691
5,892	FNMA Pool #BK4970	6,238
12,979	FNMA Pool #BK4987	13,724
7,917	FNMA Pool #BK7396	8,342
13,369	FNMA Pool #BK9639	14,072
145,214	FNMA Pool #BM2001	154,980
321,183	FNMA Pool #BM2006	343,617
228,366	FNMA Pool #BM2007	243,278
2,122,472	FNMA Pool #BM3634	2,281,214
521,316	FNMA Pool #BM3641	566,292
305,334	FNMA Pool #BM5793	318,431
34,091	FNMA Pool #BN1076	35,976

June 30, 2021

Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES 7.3% (continued)
	MORTGAGE SECURITIES 7.3% (continued)
$33,215	FNMA Pool #BN3431	$34,953
8,238	FNMA Pool #BN4309	8,884
202,397	FNMA Pool #BN6240	211,264
37,309	FNMA Pool #BN6305	38,960
157,484	FNMA Pool #BO0622	164,475
1,510,333	FNMA Pool #BP5709	1,564,599
947,911	FNMA Pool #BQ9091	960,481
158,032	FNMA Pool #CA1564	170,812
435,131	FNMA Pool #CA4574	463,827
1,234,365	FNMA Pool #CA5540	1,310,548
293,134	FNMA Pool #CB0310	297,149
6,670	FNMA Pool #FM1238	7,097
539,980	FNMA Pool #FM1581	563,068
1,750,127	FNMA Pool #FM3254	1,871,704
1,370,856	FNMA Pool #FM4140	1,429,269
953,968	FNMA Pool #FM4635	965,298
975,029	FNMA Pool #FM5091	957,282
1,242,502	FNMA Pool #FM6468	1,321,004
64,458	FNMA Pool #MA0073	69,387
116,633	FNMA Pool #MA0984	121,619
130,904	FNMA Pool #MA1012	136,501
45,456	FNMA Pool #MA1212	47,399
81,784	FNMA Pool #MA2641	86,164
127,643	FNMA Pool #MA3026	135,162
129,168	FNMA Pool #MA3114	135,176
173,289	FNMA Pool #MA3331	181,150
163,676	FNMA Pool #MA3415	174,490
228,993	FNMA Pool #MA3495	243,972
115,470	FNMA Pool #MA3520	121,642
214,417	FNMA Pool #MA3536	228,497
182,572	FNMA Pool #MA3563	194,550
292,188	FNMA Pool #MA3564	314,327
209,736	FNMA Pool #MA3593	225,959
272,760	FNMA Pool #MA3638	290,575
721,256	FNMA Pool #MA3674	752,717
257,136	FNMA Pool #MA3691	268,346
837,631	FNMA Pool #MA3692	881,740
328,276	FNMA Pool #MA3709	342,726
231,131	FNMA Pool #MA3729	241,356
771,826	FNMA Pool #MA3744	804,929
377,971	FNMA Pool #MA3747	407,383
819,256	FNMA Pool #MA3832	863,980
239,751	FNMA Pool #MA3905	250,078
5,424,217	FNMA Pool #MA4012	5,614,069
5,177,568	FNMA Pool #MA4042	5,359,352
1,404,988	FNMA Pool #MA4055	1,455,589
2,129,417	FNMA Pool #MA4077	2,154,289
4,476,889	FNMA Pool #MA4078	4,637,744
3,212,570	FNMA Pool #MA4100	3,250,106
1,877,610	FNMA Pool #MA4119	1,899,584
928,189	FNMA Pool #MA4158	939,051
5,856,991	FNMA Pool #MA4208	5,925,588
2,493,598	FNMA Pool #MA4222	2,627,850
485,307	FNMA Pool #MA4237	490,991
987,093	FNMA Pool #MA4328	999,982
1,097,041	FNMA Pool #MA4355	1,109,902
994,950	FNMA Pool #MA4359	1,007,939
46,602	FNMA REMIC Trust Series 2013-18 Class AE	48,087
61,473	FNMA REMIC Trust Series 2013-41 Class WD	63,157
488,538	GNAM II Pool #MA5816	513,685
99,873	GNMA I Pool #650494	116,325
79,584	GNMA II Pool #MA1090	85,394
41,751	GNMA II Pool #MA1448	44,747
59,801	GNMA II Pool #MA1520	63,598
69,524	GNMA II Pool #MA2149	76,013
106,732	GNMA II Pool #MA2445	114,321
71,254	GNMA II Pool #MA3803	75,786
694,803	GNMA II Pool #MA4836	730,707
182,895	GNMA II Pool #MA5191	193,694
210,341	GNMA II Pool #MA5527	221,791
326,166	GNMA II Pool #MA5594	343,139
97,014	GNMA II Pool #MA5650	102,234
913,584	GNMA II Pool #MA5762	963,169
952,724	GNMA II Pool #MA5815	995,060
288,402	GNMA II Pool #MA5875	302,793
687,701	GNMA II Pool #MA6283	717,097
964,121	GNMA II Pool #MA6409	1,011,115
818,375	GNMA II Pool #MA6866	854,346
1,573,766	GNMA II Pool #MA7054	1,652,688
969,343	GNMA II Pool #MA7256	1,015,093
		128,271,277
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $128,065,516)		128,271,277
U.S. GOVERNMENT AGENCY OBLIGATIONS 0.1%
500,000	FHLB, 3.38%, 3/10/28	569,971
250,000	FHLB, 3.25%, 3/8/24	268,895
250,000	FNMA, 2.38%, 1/19/23	258,428
250,000	FNMA, 2.63%, 9/6/24(4)	267,169
500,000	FNMA, 1.88%, 9/24/26(4)	524,458
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,754,230)		1,888,921

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
U.S. TREASURY OBLIGATIONS 11.1%
	U.S. TREASURY NOTES & BONDS 11.1%
$3,170,000	U.S. Treasury Bonds, 5.38%, 2/15/31	$4,313,677
5,320,000	U.S. Treasury Bonds, 4.38%, 2/15/38	7,328,300
12,500,000	U.S. Treasury Bonds, 1.13%, 5/15/40	10,801,758
6,612,000	U.S. Treasury Bonds, 2.88%, 5/15/43	7,609,224
6,319,000	U.S. Treasury Bonds, 3.00%, 2/15/48	7,535,654
2,100,000	U.S. Treasury Notes, 0.38%, 3/31/22	2,104,430
5,000,000	U.S. Treasury Notes, 0.13%, 5/31/22	5,001,172
18,700,000	U.S. Treasury Notes, 0.25%, 4/15/23	18,709,496
13,000,000	U.S. Treasury Notes, 1.38%, 6/30/23	13,291,484
10,605,000	U.S. Treasury Notes, 2.38%, 8/15/24	11,228,872
10,615,000	U.S. Treasury Notes, 2.25%, 11/15/24	11,222,460
9,000,000	U.S. Treasury Notes, 0.50%, 3/31/25	8,957,461
20,900,000	U.S. Treasury Notes, 0.38%, 11/30/25	20,531,801
8,500,000	U.S. Treasury Notes, 2.63%, 12/31/25	9,191,621
7,500,000	U.S. Treasury Notes, 1.63%, 5/15/26	7,776,855
500,000	U.S. Treasury Notes, 1.75%, 12/31/26	521,445
16,500,000	U.S. Treasury Notes, 0.63%, 3/31/27(4)	16,152,598
9,400,000	U.S. Treasury Notes, 0.63%, 11/30/27	9,105,148
5,750,000	U.S. Treasury Notes, 2.75%, 2/15/28	6,339,375
16,000,000	U.S. Treasury Notes, 1.63%, 8/15/29	16,376,875
1,100,000	U.S. Treasury Notes, 1.13%, 2/15/31(4)	1,068,891
TOTAL U.S. TREASURY OBLIGATIONS (Cost $195,324,967)		195,168,597

Shares		Value
SHORT-TERM INVESTMENTS 4.8%
	MONEY MARKET FUNDS 4.8%
79,415,460	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(5)	79,415,460
5,344,055	State Street Navigator Securities Lending Government Money Market Portfolio(6)	5,344,055
		84,759,515

TOTAL SHORT-TERM INVESTMENTS (Cost $84,759,515)		84,759,515

TOTAL INVESTMENTS IN SECURITIES 100.3% (Cost $1,373,379,760)		$1,764,110,935

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (0.3%)		(4,945,043)

NET ASSETS(7) 100.0%		$1,759,165,892

(1)	Non-income producing.
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(3)	Floating or variable rate security. The rate disclosed is the rate in effect as of June 30, 2021. The information in parentheses represents the benchmark and reference rate for each relevant security and the rate adjusts based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. For securities which do not indicate a reference rate and spread in their descriptions, the interest rate adjusts periodically based on current interest rates and, for mortgage-backed securities, prepayments in the underlying pool of assets.
(4)	A portion or all of the security was held on loan. As of June 30, 2021, the market value of the securities on loan was $23,652,853.
(5)	Rate reflects 7 day yield as of June 30, 2021.
(6)	Securities with an aggregate market value of $23,652,853 were out on loan in exchange for collateral including $5,344,055 of cash collateral as of June 30, 2021. The collateral was invested in a cash collateral reinvestment vehicle.
(7)	For federal income tax purposes, the aggregate cost was $1,373,712,010, aggregate gross unrealized appreciation was $396,134,273, aggregate gross unrealized depreciation was $5,735,348 and the net unrealized appreciation was $390,398,925.
AGM	Assured Guaranty Municipal.
BAM	Build America Mutual.
FHLB	Federal Home Loan Bank.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Freddie Mac Multifamily.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of June 30, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$1,034,242,643	$—	$—	$1,034,242,643
Asset-Backed Securities	—	29,177,282	—	29,177,282
Commercial Mortgage-Backed Securities	—	77,275,442	—	77,275,442
Corporate Bonds & Notes*	—	191,428,077	—	191,428,077
Foreign Government Obligations	—	883,373	—	883,373
Long-Term Municipal Securities*	—	21,015,808	—	21,015,808
Residential Mortgage-Backed Securities	—	128,271,277	—	128,271,277
U.S. Government Agency Obligations	—	1,888,921	—	1,888,921
U.S. Treasury Obligations	—	195,168,597	—	195,168,597
Short-Term Investments	84,759,515	—	—	84,759,515
Total Investments in Securities	$1,119,002,158	$645,108,777	$—	$1,764,110,935

*	See Schedule of Investments for further breakdown by category.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended June 30, 2021, there were no Level 3 investments.